Net Fee and Commission Income	12 Months Ended
Dec. 31, 2017
Fee And Commission Income Expense Abstract [Abstract]
Disclosure Of Fee And Commission Income Expense Explanatory

28. Net Fee and Commission Income

Details of fee and commission income, and fee and commission expense for the years ended December 31, 2015, 2016 and 2017, are as follows:

	2015		2016		2017
	(In millions of Korean won)
Fee and commission income
Banking activity fees	￦	168,389	￦	176,968	￦	188,405
Lending activity fees		87,790		79,287		74,858
Credit card related fees and commissions		1,223,221		1,258,704		1,447,560
Debit card related fees and commissions		340,509		369,329		400,183
Agent activity fees		168,135		172,220		152,028
Trust and other fiduciary fees		270,664		219,215		353,903
Fund management related fees		104,924		119,745		132,889
Guarantee fees		30,121		40,710		49,546
Foreign currency related fees		97,146		99,022		106,038
Commissions from transfer agent services		164,916		166,371		195,556
Other business account commission on consignment		30,525		33,707		33,793
Commissions received on securities business		88,111		154,966		450,199
Lease fees		38,403		75,737		144,221
Others		158,241		184,896		259,071

Sub-total		2,971,095		3,150,877		3,988,250

Fee and commission expense
Trading activity related fees[1]		11,050		15,555		29,547
Lending activity fees		20,507		15,010		23,253
Credit card related fees and commissions		1,093,538		1,209,553		1,482,221
Outsourcing related fees		87,875		91,700		127,542
Foreign currency related fees		12,419		17,205		27,394
Management fees of written-off loans		4,065		4,456		4,176
Other		206,658		212,506		244,093

Sub-total		1,436,112		1,565,985		1,938,226

Net fee and commission income	￦	1,534,983	￦	1,584,892	￦	2,050,024

[1]	The fees from financial assets/liabilities at fair value through profit or loss.